Cover	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2021
Entity File Number	001-31901
Entity Registrant Name	Protective Life Insurance Company
Entity Central Index Key	0000310826
Entity Tax Identification Number	63-0169720
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	2801 Highway 280 South
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35223
City Area Code	205
Local Phone Number	268-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false